Employee benefits (Details) - Schedule of sensitivity analysis for actuarial assumptions - CHF (SFr)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Employee benefits (Details) - Schedule of sensitivity analysis for actuarial assumptions [Line Items]
Percentage of reasonably possible increase in actuarial assumption	0.25% increase	0.25% increase
Discount rate [Member]
Employee benefits (Details) - Schedule of sensitivity analysis for actuarial assumptions [Line Items]
Discount rate	SFr (166,228)	SFr (148,884)
Salary increase [Member]
Employee benefits (Details) - Schedule of sensitivity analysis for actuarial assumptions [Line Items]
Discount rate	13,602	14,395
Pension indexation [Member]
Employee benefits (Details) - Schedule of sensitivity analysis for actuarial assumptions [Line Items]
Discount rate	SFr 88,460	SFr 74,976
Change in assumption [Member]
Employee benefits (Details) - Schedule of sensitivity analysis for actuarial assumptions [Line Items]
Life expectancy reasonably possible increase in actuarial assumption	+ 1 year	+ 1 year
Life expectancy {Member]
Employee benefits (Details) - Schedule of sensitivity analysis for actuarial assumptions [Line Items]
Discount rate	SFr 88,215	SFr 73,484